FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-5086


                       Churchill Tax-Free Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)



	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: March 31, 2007





Item 1. Schedule of Investments.



                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2007
                                   (unaudited)

                                                                                         Rating
      Principal                                                                          Moody's/
        Amount        General Obligation Bonds (4.7%)                                      S&P                Value (a)
----------------------------------------------------------------------------------------------------------------------

                      Bowling Green, Kentucky
      $ 200,000       5.300%, 06/01/18                                                    Aa3/NR         $    210,736

                      Hardin County, Kentucky
       170,000        5.000%, 06/01/17 AMBAC Insured                                      Aaa/NR              175,462

                      Lexington-Fayette Urban County, Kentucky
      4,175,000       4.250%, 05/01/23 MBIA Insured                                      Aaa/AAA            4,165,231

                      Lexington-Fayette Urban County, Kentucky Government
                       Project Unlimited Tax
       340,000        5.150%, 12/01/17                                                   Aa2/AA+              357,649

                      Louisville, Kentucky Unlimited Tax
      2,205,000       5.000%, 10/01/21 FGIC Insured                                      Aaa/AAA            2,316,066

                      Louisville & Jefferson County, Kentucky
       955,000        4.200%, 11/01/22 MBIA Insured                                      Aaa/AAA              949,576

                      Louisville & Jefferson County, Kentucky Metro Government
                       Unlimited Tax
      1,590,000       5.000%, 11/01/19                                                   Aa2/AA+            1,705,863
      1,825,000       5.000%, 11/01/20                                                   Aa2/AA+            1,953,042

                      Warren County, Kentucky Judicial Unlimited Tax
       345,000        5.100%, 09/01/17 AMBAC Insured                                      Aaa/NR              367,328
       365,000        5.150%, 09/01/18 AMBAC Insured                                      Aaa/NR              388,959

                                                                                                       ---------------
                      Total General Obligation Bonds                                                        12,589,912
                                                                                                       ---------------

                              Revenue Bonds (95.0%)
                      -----------------------------------------------------------------

                      State Agencies (19.4%)
                      -----------------------------------------------------------------

                      Kentucky Area Development District Financing
       500,000        5.000%, 12/01/23  LOC Wachovia Bank                                 NR/AA               522,125

                      Kentucky Asset/Liability  Commission
       500,000        4.500%, 10/01/22 FGIC Insured                                      Aaa/AAA              514,220

                      Kentucky Infrastructure Authority
      1,000,000       5.250%, 06/01/12                                                    Aa3/A+            1,058,390
       635,000        5.250%, 06/01/12                                                    Aa3/A+              642,766
      2,740,000       5.250%, 06/01/14                                                    Aa3/A+            2,898,920
      1,235,000       5.250%, 08/01/17                                                    NR/AA             1,341,914
       230,000        5.000%, 06/01/21                                                    Aa3/A+              239,345

                      Kentucky State Property and Buildings Commission
      4,000,000       5.375%, 02/01/14 FSA Insured  (pre-refunded)                       Aaa/AAA            4,302,520
      1,000,000       5.000%, 11/01/15 AMBAC Insured                                     Aaa/AAA            1,075,830
      2,725,000       5.375%, 08/01/16 FSA Insured                                       Aaa/AAA            2,901,253
      4,735,000       5.250%, 10/01/17                                                    Aa3/A+            4,990,643
      1,250,000       5.500%, 11/01/17 FSA Insured                                       Aaa/AAA            1,357,788
      1,000,000       5.000%, 11/01/17 AMBAC Insured                                     Aaa/AAA            1,070,410
      6,000,000       5.250%, 10/01/18                                                    Aa3/A+            6,321,660
      1,500,000       5.000%, 11/01/18 AMBAC Insured                                     Aaa/AAA            1,601,115
      1,925,000       5.000%, 10/01/19                                                    Aa3/A+            2,000,402
       785,000        5.150%, 11/01/19 FSA Insured                                       Aaa/AAA              837,360
      3,000,000       5.000%, 11/01/19 FSA Insured                                       Aaa/AAA            3,169,980
      5,000,000       5.000%, 10/01/22 MBIA Insured (pre-refunded)                       Aaa/AAA            5,378,050

                      Kentucky State Property Buildings Community Revenues
      7,200,000       5.000%, 08/01/21 FSA Insured                                       Aaa/AAA            7,720,992
      2,500,000       5.000%, 08/01/24 FSA Insured                                       Aaa/AAA            2,673,575

                                                                                                       ---------------
                      Total State Agencies                                                                 52,619,258
                                                                                                       ---------------

                      County Agencies (4.5%)
                      -----------------------------------------------------------------

                      Jefferson County, Kentucky Capital Projects
      1,575,000       4.250%, 06/01/23 FSA Insured                                        Aaa/NR            1,553,186
      5,935,000       5.500%, 06/01/28 MBIA Insured                                      Aaa/AAA            6,070,615
      4,140,000       4.375%, 06/01/28 FSA Insured                                        Aaa/NR            4,075,168

                      Nelson County, Kentucky Court Facilities Project Revenue
       185,000        5.000%, 06/01/21                                                    Aa3/NR              194,152

                      Warren County, Kentucky Justice Center
       365,000        4.300%, 09/01/22 MBIA Insured                                       Aaa/NR              367,551

                                                                                                       ---------------
                      Total County Agencies                                                                12,260,672
                                                                                                       ---------------

                      City / Municipality Obligations (0.3%)
                      -----------------------------------------------------------------

                      Shelbyville, Kentucky Certificates of Participation
       625,000        5.000%, 10/01/22                                                    A2/NR               652,094

                                                                                                       ---------------
                      Total City / Municipality Obligations                                                   652,094
                                                                                                       ---------------

                                Hospitals (8.9%)
                      -----------------------------------------------------------------

                      Jefferson County, Kentucky Health Facilities Revenue
      1,715,000       5.650%, 01/01/17 AMBAC Insured                                     Aaa/AAA            1,751,650
      2,200,000       5.250%, 05/01/17                                                     NR/A             2,323,376
       815,000        5.125%, 10/01/17 AMBAC Insured ETM                                 Aaa/AAA              829,368

                      Jefferson County, Kentucky Revenue  Medical Center Revenue
      2,000,000       5.500%, 05/01/22                                                     NR/A             2,139,540

                      Kentucky Economic Development Finance Authority
      1,000,000       5.000%, 02/01/18 FSA Insured                                       Aaa/AAA            1,024,260

                      Lexington-Fayette Urban County, Kentucky Public Facilities
                       Revenue
       500,000        4.250%, 10/01/26 MBIA Insured                                       Aaa/NR              485,785

                      Louisville & Jefferson County, Kentucky Medical Center
                       Revenue
      1,000,000       5.000%, 06/01/18                                                     NR/A             1,062,940

                      Louisville & Jefferson County, Kentucky Metropolitan
                       Government Health System Revenue
                      (Norton)
      8,090,000       5.000%, 10/01/26                                                    NR/A-             8,386,984
      6,000,000       5.000%, 10/01/30                                                    NR/A-             6,178,200

                                                                                                       ---------------
                      Total Hospitals                                                                      24,182,103
                                                                                                       ---------------

                                 Housing (9.7%)
                      -----------------------------------------------------------------

                      Kentucky Housing Corporation Housing Revenue
       405,000        4.350%, 01/01/15 AMT                                               Aaa/AAA              408,159
       140,000        4.200%, 01/01/15 AMT                                               Aaa/AAA              141,562
       250,000        4.100%, 01/01/15 AMT                                               Aaa/AAA              251,233
       170,000        4.100%, 07/01/15 AMT                                               Aaa/AAA              170,838
       265,000        4.650%, 01/01/16 AMT                                               Aaa/AAA              272,073
       210,000        4.300%, 01/01/16 AMT                                               Aaa/AAA              212,585
       150,000        4.250%, 01/01/16 AMT                                               Aaa/AAA              151,982
       200,000        4.200%, 01/01/16 AMT                                               Aaa/AAA              201,518
       420,000        4.650%, 07/01/16 AMT                                               Aaa/AAA              432,877
       610,000        4.300%, 07/01/16 AMT                                               Aaa/AAA              617,509
       550,000        4.200%, 07/01/16 AMT                                               Aaa/AAA              554,175
       555,000        4.200%, 01/01/17                                                   Aaa/AAA              560,150
       100,000        5.125%, 07/01/17                                                   Aaa/AAA              101,895
       680,000        4.200%, 07/01/17                                                   Aaa/AAA              686,310
       470,000        4.800%, 01/01/18 AMT                                               Aaa/AAA              483,010
       285,000        4.250%, 01/01/18                                                   Aaa/AAA              287,283
       575,000        4.800%, 07/01/18 AMT                                               Aaa/AAA              590,916
       180,000        4.250%, 07/01/18                                                   Aaa/AAA              181,442
       900,000        4.800%, 07/01/20 AMT                                               Aaa/AAA              918,072
      1,150,000       5.350%, 01/01/21 AMT                                               Aaa/AAA            1,184,144
      6,285,000       5.450%, 07/01/22 AMT                                               Aaa/AAA            6,536,903
      4,065,000       5.250%, 07/01/22 AMT                                               Aaa/AAA            4,193,576
       245,000        5.200%, 07/01/22                                                   Aaa/AAA              252,232
       415,000        5.100%, 07/01/22 AMT                                               Aaa/AAA              426,483
      4,140,000       5.200%, 07/01/25 AMT                                               Aaa/AAA            4,275,626
       275,000        5.375%, 07/01/27                                                   Aaa/AAA              284,796
       570,000        5.550%, 07/01/33                                                   Aaa/AAA              590,155

                      Kentucky Housing Multifamily Mortgage Revenue
      1,325,000       5.000%, 06/01/35 AMT                                                NR/AAA            1,368,089

                                                                                                       ---------------
                      Total Housing                                                                        26,335,593
                                                                                                       ---------------

                                 Schools (28.5%)
                      -----------------------------------------------------------------

                      Barren County, Kentucky School Building Revenue
      1,265,000       4.250%, 08/01/25 CIFG Assurance North America, Inc. Insured         Aaa/NR            1,255,386
      1,670,000       4.375%, 08/01/26 CIFG Assurance North America, Inc. Insured         Aaa/NR            1,676,897

                      Beechwood, Kentucky Independent School District Finance Corp.
       180,000        5.650%, 03/01/20                                                    Aa3/NR              191,410

                      Berea, Kentucky Educational Facilities Revenue (Berea College)
      1,000,000       4.125%, 06/01/25                                                    Aaa/NR              968,240

                      Boone County, Kentucky School District Finance Corp.
      1,730,000       4.125%, 08/01/22 XLCA Insured                                       Aaa/NR            1,715,364

                      Boone County, Kentucky School District Finance Corp.
                       School Building Revenue
       285,000        5.700%, 02/01/16                                                    Aa3/NR              303,343
       140,000        4.750%, 06/01/20 FSA Insured                                       Aaa/AAA              144,910
      1,000,000       5.375%, 08/01/20 FSA Insured                                        Aaa/NR            1,063,340
      1,580,000       4.500%, 08/01/23 FSA Insured                                        Aaa/NR            1,626,010
      1,250,000       4.125%, 03/01/25 FSA Insured                                        Aaa/NR            1,225,900

                      Boyd County, Kentucky School District Finance Corp.
      1,025,000       5.000%, 10/01/15                                                    Aa3/NR            1,051,507
       575,000        5.375%, 10/01/17                                                    Aa3/NR              590,997

                      Bullitt County, Kentucky School District Finance Corp.
       200,000        4.300%, 10/01/21                                                    Aaa/NR              201,658
      2,455,000       4.500%, 10/01/22 MBIA Insured                                       Aaa/NR            2,533,781
      2,590,000       4.500%, 10/01/23 MBIA Insured                                       Aaa/NR            2,669,720

                      Christian County, Kentucky School District Finance Corp.
       820,000        4.000%, 08/01/19 XLCA Insured                                       Aaa/NR              819,172
       855,000        4.000%, 08/01/20 XLCA Insured                                       Aaa/NR              851,460
       905,000        4.000%, 08/01/21 XLCA Insured                                       Aaa/NR              898,131
      1,465,000       4.000%, 08/01/22 XLCA Insured                                       Aaa/NR            1,448,387
      1,525,000       4.125%, 08/01/23 XLCA Insured                                       Aaa/NR            1,507,951
      1,590,000       4.125%, 08/01/24 XLCA Insured                                       Aaa/NR            1,567,645

                      Daviess County, Kentucky School District Finance Corp.
       200,000        5.000%, 06/01/24                                                    Aa3/NR              210,298

                      Fayette County, Kentucky School District Finance Corp.
      5,000,000       4.250%, 04/01/23 FSA Insured                                       Aaa/AAA            5,010,050

                      Floyd County, Kentucky School Building
       680,000        4.375%, 10/01/22                                                    Aa3/NR              683,114

                      Floyd County, Kentucky School Finance Corporation School
                       Building
       380,000        4.000%, 03/01/17 XLCA Insured                                       Aaa/NR              383,397
      1,320,000       4.000%, 03/01/23 XLCA Insured                                       Aaa/NR            1,301,612
      1,855,000       4.125%, 03/01/26 XLCA Insured                                       Aaa/NR            1,820,274

                      Fort Thomas, Kentucky Independent School District Finance
       785,000        4.375%, 04/01/21                                                    Aa3/NR              790,519

                      Franklin County, Kentucky School District Finance Corp.
       330,000        4.500%, 04/01/18                                                    Aa3/NR              340,382
      1,000,000       5.000%, 04/01/24                                                    Aa3/NR            1,050,500

                      Graves County, Kentucky School Building Revenue
      1,260,000       5.000%, 06/01/22                                                    Aa3/NR            1,323,895
      1,320,000       5.000%, 06/01/23                                                    Aa3/NR            1,384,746

                      Hardin County, Kentucky School District Finance Corp.
      1,475,000       4.000%, 02/01/19 AMBAC Insured                                      Aaa/NR            1,473,555

                      Jefferson County, Kentucky School District Finance Corp.
                         School Building
       250,000        5.250%, 07/01/16 FSA Insured                                       Aaa/AAA              262,798
       150,000        5.000%, 04/01/20 FSA Insured                                       Aaa/AAA              157,160
      1,360,000       4.250%, 06/01/21 FSA Insured                                       Aaa/AAA            1,367,398

                      Kenton County, Kentucky School Building Revenue
       590,000        4.250%, 10/10/22 FSA Insured                                        Aaa/NR              586,684

                      Kenton County, Kentucky School District
       955,000        5.000%, 04/01/16                                                    Aa3/NR            1,000,907
       605,000        5.000%, 04/01/19                                                    Aa3/NR              634,361

                      Kenton County, Kentucky School District Finance Corporation
       445,000        4.300%, 04/01/22 CIFG Assurance North America, Inc. Insured         Aaa/NR              448,302
      4,250,000       5.000%, 06/01/22 MBIA Insured                                       Aaa/NR            4,512,055
       750,000        4.375%, 04/01/24 CIFG Assurance North America, Inc. Insured         Aaa/NR              757,500
       325,000        4.400%, 04/01/26 CIFG Assurance North America, Inc. Insured         Aaa/NR              329,339

                      Kentucky Economic Development Finance Authority College
                       Revenue Centre College
      1,230,000       5.000%, 04/01/17 FSA Insured                                       Aaa/AAA            1,300,664
      1,675,000       5.000%, 04/01/19 FSA Insured                                       Aaa/AAA            1,764,445

                      Larue County, Kentucky School District Finance Corp.
       270,000        4.500%, 07/01/21 MBIA Insured                                       Aaa/NR              275,721
       470,000        4.500%, 07/01/22 MBIA Insured                                       Aaa/NR              480,678
       785,000        4.500%, 07/01/23 MBIA Insured                                       Aaa/NR              801,634

                      Lexington-Fayette Urban County, Kentucky Government Project
                       Transylvania University
      1,320,000       5.125%, 08/01/18 MBIA Insured                                      Aaa/AAA            1,356,089

                      Lexington-Fayette Urban County, Kentucky Government
                       Project U.K. Library
       725,000        5.000%, 11/01/15 MBIA Insured                                      Aaa/AAA              752,956
       300,000        5.000%, 11/01/20 MBIA Insured                                      Aaa/AAA              311,145

                      Louisville & Jefferson County, Kentucky University of
                       Louisville
       500,000        5.000%, 06/01/19 AMBAC Insured                                     Aaa/AAA              537,730
       525,000        5.000%, 06/01/20 AMBAC Insured                                     Aaa/AAA              563,477

                      Magoffin County, Kentucky School District
       450,000        4.250%, 08/01/25 AMBAC Insured                                      Aaa/NR              449,411

                      Meade County, Kentucky School District
       490,000        4.250%, 09/01/26 MBIA Insured                                       Aaa/NR              488,702

                      Oldham County, Kentucky School District Finance Corp.
       900,000        5.000%, 05/01/19 MBIA Insured                                       Aaa/NR              960,093

                      Pendleton County, Kentucky School District Finance Corp.
                       School Building Revenue
       730,000        4.000%, 02/01/23  MBIA Insured                                      Aaa/NR              699,340

                      Scott County, Kentucky School Building
       100,000        5.000%, 03/01/22                                                    Aa3/NR              105,191

                      Scott County, Kentucky School District Finance Corp.
      1,115,000       4.200%, 01/01/22 AMBAC Insured                                      Aaa/NR            1,122,270
      1,955,000       4.250%, 01/01/23 AMBAC Insured                                      Aaa/NR            1,971,598
      1,560,000       4.300%, 01/01/24 AMBAC Insured                                      Aaa/NR            1,571,154
       200,000        5.000%, 06/01/24 FSA Insured                                        Aaa/NR              212,460

                      Scott County, Kentucky School District Finance Corp.
                        School Building Revenue
      2,435,000       4.250%, 02/01/26 FSA Insured                                        Aaa/NR            2,367,161
      1,000,000       4.250%, 02/01/27 FSA Insured                                        Aaa/NR              969,940

                      Spencer County, Kentucky School District Finance Corp.
      1,415,000       5.000%, 07/01/19  FSA insured                                       Aaa/NR            1,511,376

                      University of Kentucky General Receipts
       885,000        4.500%, 10/01/22 XLCA Insured                                      Aaa/AAA              902,134
      1,545,000       4.500%, 10/01/23 XLCA Insured                                      Aaa/AAA            1,572,486
      1,625,000       4.500%, 10/01/25 XLCA Insured                                      Aaa/AAA            1,648,839
      1,010,000       4.500%, 10/01/26 XLCA Insured                                      Aaa/AAA            1,024,029

                      University of Louisville, Kentucky
      1,055,000       4.000%, 09/01/25 MBIA Insured                                      Aaa/AAA            1,013,697

                      Warren County, Kentucky School District Finance Corp.
       295,000        4.125%, 02/01/23 MBIA Insured                                       Aaa/NR              291,773

                                                                                                       ---------------
                      Total Schools                                                                        77,166,248
                                                                                                       ---------------

                              Transportation (9.7%)
                      -----------------------------------------------------------------

                      Kenton County, Kentucky Airport Board Airport Revenue
      1,570,000       5.000%, 03/01/13 MBIA Insured AMT                                  Aaa/AAA            1,655,220
       750,000        5.625%, 03/01/14 MBIA Insured AMT                                  Aaa/AAA              805,523
      1,000,000       5.500%, 03/01/17 MBIA Insured AMT                                  Aaa/AAA            1,071,680
      2,230,000       5.500%, 03/01/18 MBIA Insured AMT                                  Aaa/AAA            2,385,007
      1,300,000       5.000%, 03/01/23 MBIA Insured AMT                                  Aaa/AAA            1,348,360

                      Kentucky Interlocal School Transportation Authority
       145,000        5.400%, 06/01/17                                                    Aa3/A+              145,763
       400,000        6.000%, 12/01/20                                                    Aa3/A+              403,388
       200,000        6.000%, 12/01/20                                                    Aa3/A+              201,694
       300,000        5.800%, 12/01/20                                                    Aa3/A+              302,448
       400,000        5.650%, 12/01/20                                                    Aa3/A+              403,172
       350,000        5.600%, 12/01/20                                                    Aa3/A+              352,748

                      Kentucky State Turnpike Authority Economic Development &
                        Resource Recovery Road Revenue
      1,000,000       5.625%, 07/01/12 FSA Insured (pre-refunded)                        Aaa/AAA            1,069,150
       200,000        5.625%, 07/01/13 FSA Insured (pre-refunded)                        Aaa/AAA              213,830
       500,000        5.625%, 07/01/14 FSA Insured (pre-refunded)                        Aaa/AAA              534,575
       450,000        5.250%, 07/01/15 FSA Insured (pre-refunded)                        Aaa/AAA              475,268
      3,455,000       5.100%, 07/01/18 FSA Insured                                       Aaa/AAA            3,625,090

                      Louisville & Jefferson County Regional Airport, Kentucky
      2,000,000       5.750%, 07/01/15 FSA Insured AMT                                   Aaa/AAA            2,152,880
      2,000,000       5.500%, 07/01/15 FSA Insured AMT                                   Aaa/AAA            2,160,680
      1,000,000       5.250%, 07/01/18 FSA Insured AMT                                   Aaa/AAA            1,059,310
      1,370,000       5.250%, 07/01/21 FSA Insured AMT                                   Aaa/AAA            1,446,638
      3,390,000       5.250%, 07/01/22 FSA Insured AMT                                   Aaa/AAA            3,575,806
       275,000        5.375%, 07/01/23 FSA Insured AMT                                   Aaa/AAA              289,941
       500,000        5.000%, 07/01/25 MBIA Insured AMT                                  Aaa/AAA              511,035

                                                                                                       ---------------
                      Total Transportation                                                                 26,189,206
                                                                                                       ---------------

                                Utilities (14.0%)
                      -----------------------------------------------------------------

                               Bardstown, Kentucky
       200,000        5.000%, 12/01/19 MBIA Insured                                       Aaa/NR              209,928

                      Boone County, Kentucky Pollution Control Rev. - Dayton
                       Power & Light
      1,000,000       4.700%, 01/01/28 FGIC Insured                                      Aaa/AAA            1,024,660

                      Campbell & Kenton Counties, Kentucky Sanitation
                       District Revenue
      1,695,000       4.300%, 08/01/24 MBIA Insured                                      Aaa/AAA            1,696,203
       300,000        4.300%, 08/01/27 MBIA Insured                                      Aaa/AAA              294,795
      1,450,000       4.300%, 08/01/28 MBIA Insured                                      Aaa/AAA            1,422,131
       805,000        4.375%, 08/01/30 MBIA Insured                                      Aaa/AAA              795,099
       505,000        4.375%, 08/01/33 MBIA Insured                                      Aaa/AAA              496,056

                      Campbell & Kenton Counties, Kentucky Sanitation
                       Sewer District
       100,000        5.000%, 08/01/24 FSA Insured                                       Aaa/AAA              104,553

                      Kentucky Rural Water Finance Corp.
       205,000        4.250%, 08/01/19 MBIA Insured                                      Aaa/AAA              207,989
       595,000        5.000%, 02/01/20 AMBAC Insured                                     Aaa/AAA              627,362
       210,000        4.250%, 08/01/20 MBIA Insured                                      Aaa/AAA              212,573
       200,000        4.375%, 08/01/22 MBIA Insured                                      Aaa/AAA              203,440
       240,000        4.500%, 08/01/23 MBIA Insured                                      Aaa/AAA              246,055
       200,000        4.500%, 02/01/24 MBIA Insured                                      Aaa/AAA              204,090
       255,000        4.500%, 08/01/24 MBIA Insured                                      Aaa/AAA              261,036
       290,000        4.500%, 08/01/27 MBIA Insured                                      Aaa/AAA              295,965
       245,000        4.600%, 08/01/28 MBIA Insured                                      Aaa/AAA              251,723
       315,000        4.625%, 08/01/29 MBIA Insured                                      Aaa/AAA              324,000

                      Lexington-Fayette Urban County Government, Kentucky
                       Sewer System
      1,000,000       5.000%, 07/01/19                                                    Aa3/AA            1,052,250

                      Louisville & Jefferson County, Kentucky Metropolitan
                       Sewer District
      1,000,000       5.000%, 05/15/12 FGIC Insured                                      Aaa/AAA            1,023,950
      2,565,000       5.375%, 05/15/17 MBIA Insured                                      Aaa/AAA            2,772,919
      2,180,000       5.000%, 05/15/18 FSA Insured                                       Aaa/AAA            2,348,470
      2,380,000       4.250%, 05/15/20 FSA Insured                                       Aaa/AAA            2,405,990
      2,510,000       4.250%, 05/15/21 FSA Insured                                       Aaa/AAA            2,523,604
       400,000        5.000%, 05/15/22 FGIC Insured                                      Aaa/AAA              408,916

                      Louisville, Kentucky Waterworks Board Water System Revenue
      1,000,000       5.250%, 11/15/16 FSA Insured                                       Aaa/AAA            1,052,630
      1,000,000       5.250%, 11/15/17 FSA Insured                                       Aaa/AAA            1,051,600
      2,530,000       5.250%, 11/15/18 FSA Insured                                       Aaa/AAA            2,658,777
      6,600,000       5.250%, 11/15/22 FSA Insured                                       Aaa/AAA            6,922,278
      2,415,000       5.250%, 11/15/24 FSA Insured                                       Aaa/AAA            2,532,103

                      Northern Kentucky Water District
       660,000        5.000%, 02/01/23 FGIC Insured                                       Aaa/NR              688,076

                      Owensboro, Kentucky Electric and Power
      1,555,000       5.000%, 01/01/20 FSA Insured                                       Aaa/AAA            1,600,904

                                                                                                       ---------------
                      Total Utilities                                                                      37,920,125
                                                                                                       ---------------

                      Total Revenue Bonds                                                                 257,325,299
                                                                                                          ------------

                      Total Investments (cost $264,322,272-note b)                                99.7%   269,915,211

                      Other assets less liabilities
                                                                                                    0.3       873,005

                                                                                       -------------------------------
                      Net Assets                                                                 100.0%  $270,788,216
                                                                                       ===============================



                      Portfolio Distribution By Quality Rating   Percent of
                         (unaudited)                              Portfolio

                      Aaa of Moody's or AAA of S&P                   78.6   %

                      Aa of Moody's or AA of S&P                     13.7

                      A of Moody's or S&P                             7.7
                                                                  ---------
                                                                    100.0 %
                                                                ============


                                     PORTFOLIO ABBREVIATIONS:
                      ----------------------------------------------------
                      AMBAC     - American Municipal Bond Assurance Corp.
                      AMT       - Alternative Minimum Tax
                      CIFG      - CDC IXIS Financial Guaranty
                      ETM       - Escrowed To Maturity
                      FGIC      - Financial Guaranty Insurance Co.
                      FSA       - Financial Security Assurance
                      LOC       - Letter of Credit
                      MBIA      - Municipal Bond Investors Assurance
                      NR        - Not Rated
                      XLCA       - XL Capital Assurance

                      See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                       CHURCHILL TAX-FREE FUND OF KENTUCKY

     (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

     (b) At March 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $274,531,656 amounted to $5,605,555, which consisted of aggregate gross unrealized appreciation of $5,789,277 and aggregate gross unrealized depreciation of $183,722.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHURCHILL TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 25, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 25, 2007